UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York          November 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        33

Form 13F Information Table Value Total:        $95,379
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                 FORM 13F INFORMATION TABLE
                                                       Errol M Rudman
                                                    September 30, 2011


COLUMN 1                        COLUMN  2           COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                                                 VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MNGRS  SOLE    SHARED  NONE
AMPHENOL CORP NEW                  CL A             032095101    7,034    172,519  SH          SOLE             172,519
BELDEN INC                         COM              077454106    1,349     52,300  SH          SOLE              52,300
BROADRIDGE FINL SOLUTIONS IN       COM              11133T103      456     22,660  SH          SOLE              22,660
BRUKER CORP                        COM              116794108    1,806    133,480  SH          SOLE             133,480
COINSTAR INC                       COM              19259P300    3,708     92,700  SH          SOLE              92,700
CVS CAREMARK CORPORATION           COM              126650100    3,468    103,249  SH          SOLE             103,249
DIREXION SHS ETF TR                20YR TRES BEAR   25459W532      309     20,000  SH          SOLE              20,000
EXPRESS SCRIPTS INC                COM              302182100    4,041    109,010  SH          SOLE             109,010
GENERAL CABLE CORP DEL NEW         COM              369300108    2,713    116,200  SH          SOLE             116,200
HARVARD BIOSCIENCE INC             COM              416906105    1,024    242,766  SH          SOLE             242,766
HCA HOLDINGS INC                   COM              40412C101    2,843    141,000  SH          SOLE             141,000
INSITUFORM TECHNOLOGIES INC        CL A             457667103    2,142    185,000  SH          SOLE             185,000
KKR FINANCIAL HLDGS LLC            COM              48248A306      779    104,900  SH          SOLE             104,900
LAZARD LTD                         SHS A            G54050102    1,310     62,093  SH          SOLE              62,093
MARTHA STEWART LIVING OMNIME       CL A             573083102    1,107    354,959  SH          SOLE             354,959
MEDCO HEALTH SOLUTIONS INC         COM              58405U102    2,587     55,170  SH          SOLE              55,170
MGP INGREDIENTS INC                COM              55302G103      212     41,890  SH          SOLE              41,890
MOHAWK INDS INC                    COM              608190104      210      4,900  SH          SOLE               4,900
NOBLE ENERGY INC                   COM              655044105    1,189     16,800  SH          SOLE              16,800
QUANTA SVCS INC                    COM              74762E102    3,100    165,000  SH          SOLE             165,000
RITCHIE BROS AUCTIONEERS           COM              767744105    6,134    303,800  SH          SOLE             303,800
ROCK-TENN CO                       CL A             772739207    3,241     66,585  SH          SOLE              66,585
RUSH ENTERPRISES INC               CL A             781846209    2,864    202,236  SH          SOLE             202,236
SCIQUEST INC NEW                   COM              80908T101      578     38,700  SH          SOLE              38,700
SENSATA TECHNOLOGIES HLDG BV       SHS              N7902X106    2,883    108,970  SH          SOLE             108,970
SIRONA DENTAL SYSTEMS INC          COM              82966C103    2,078     49,000  SH          SOLE              49,000
SLM CORP                           COM              78442P106      267     21,450  SH          SOLE              21,450
SOTHEBYS                           COM              835898107    1,696     61,530  SH          SOLE              61,530
STIFEL FINL CORP                   COM              860630102    1,198     45,090  SH          SOLE              45,090
TIMKEN CO                          COM              887389104    1,063     32,400  SH          SOLE              32,400
TRANSDIGM GROUP INC                COM              893641100   17,690    216,600  SH          SOLE             216,600
TW TELECOM INC                     COM              87311L104    9,644    583,782  SH          SOLE             583,782
WESCO AIRCRAFT HLDGS INC           COM              950814103    4,652    425,606  SH          SOLE             425,606



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